RECLAMATION OBLIGATIONS - Balances (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reclamation Obligations
Current reclamation obligations	$ 2,865	$ 1,181
Non-current reclamation obligations	26,594	36,351
Total reclamation obligations	29,459	37,532	$ 38,420
Elliot Lake
Reclamation Obligations
Total reclamation obligations	16,634	20,877
MLJV and MWJV
Reclamation Obligations
Total reclamation obligations	10,069	15,405
Wheeler River and Other
Reclamation Obligations
Total reclamation obligations	$ 2,756	$ 1,250